CONSOLIDATED STATEMENTS OF PROFIT OR LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares
CONTINUING OPERATIONS
Administrative expenses | ¥		¥ (6,204)	¥ (4,519)	¥ (3,577)
OPERATING LOSS | ¥		(6,204)	(4,519)	(3,577)
Finance costs | ¥		(14)	(1)	(2)
Foreign exchange difference, net | ¥				(354)
Interest income | ¥		39	75	164
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | ¥		(6,179)	(4,445)	(3,769)
INCOME TAX EXPENSE | ¥				(1,504)
LOSS FOR THE YEAR FROM CONTINUING OPERATIONS | ¥		(6,179)	(4,445)	(5,273)
DISCONTINUED OPERATIONS
Loss for the year from discontinued operations, net of tax | ¥		(23,817)	(18,591)	(36,176)
LOSS FOR THE YEAR | ¥		(29,996)	(23,036)	(41,449)
ATTRIBUTABLE TO: Owners of the Company
From continuing operations | ¥		(6,179)	(4,445)	(5,273)
From discontinued operations | ¥		(23,817)	(18,591)	(36,176)
ATTRIBUTABLE TO: Owners of the Company | ¥		(29,996)	(23,036)	(41,449)
ATTRIBUTABLE TO: Non-controlling interests
From continuing operations | ¥
From discontinued operations | ¥
ATTRIBUTABLE TO: Non-controlling interests | ¥
LOSS FOR THE YEAR | ¥		¥ (29,996)	¥ (23,036)	¥ (41,449)
LOSS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY: Basic
- For loss from continuing operations | ¥ / shares		¥ (0.25)	¥ (0.18)	¥ (0.21)
- For loss from discontinued operations | ¥ / shares		(0.95)	(0.74)	(1.45)
- Net loss per share | ¥ / shares		(1.20)	(0.92)	(1.66)
LOSS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY: Diluted
- For loss from continuing operations | ¥ / shares		(0.25)	(0.18)	(0.21)
- For loss from discontinued operations | ¥ / shares		(0.95)	(0.74)	(1.45)
- Net loss per share | ¥ / shares		¥ (1.20)	¥ (0.92)	¥ (1.66)
USD [Member]
CONTINUING OPERATIONS
Administrative expenses | $	$ (953)
OPERATING LOSS | $	(953)
Finance costs | $	(2)
Foreign exchange difference, net | $
Interest income | $	6
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | $	(949)
INCOME TAX EXPENSE | $
LOSS FOR THE YEAR FROM CONTINUING OPERATIONS | $	(949)
DISCONTINUED OPERATIONS
Loss for the year from discontinued operations, net of tax | $	(3,660)
LOSS FOR THE YEAR | $	(4,609)
ATTRIBUTABLE TO: Owners of the Company
From continuing operations | $	(949)
From discontinued operations | $	(3,660)
ATTRIBUTABLE TO: Owners of the Company | $	(4,609)
ATTRIBUTABLE TO: Non-controlling interests
From continuing operations | $
From discontinued operations | $
ATTRIBUTABLE TO: Non-controlling interests | $
LOSS FOR THE YEAR | $	$ (4,609)
LOSS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY: Basic
- For loss from continuing operations | $ / shares	$ (0.04)
- For loss from discontinued operations | $ / shares	(0.15)
- Net loss per share | $ / shares	(0.19)
LOSS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY: Diluted
- For loss from continuing operations | $ / shares	(0.04)
- For loss from discontinued operations | $ / shares	(0.15)
- Net loss per share | $ / shares	$ (0.19)